Notes Payable - LMFA Note Payable - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 13, 2023	Oct. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2022	Sep. 09, 2022
Notes Payable [Line Items]
Debt instrument, face amount						$ 63		$ 268	$ 700
Debt instrument, interest rate						3.75%			15.00%
Notes payable current				$ 493		$ 1,178	$ 0
Cash proceeds				100	$ 284	1,878	$ 0
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFA Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 100
Debt instrument, interest rate		7.00%
Notes payable current						700
Interest expense				12		19
Line of credit facility, expiration date			Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt			5.00%
Cash proceeds			$ 500
Long-Term Debt, Gross				$ 443		968
Loan repaid date		Mar. 24, 2023
LMFA Note Payable [Member] | Interest Bearing Note [Member]
Notes Payable [Line Items]
Long-Term Debt, Gross						700
LMFA Note Payable [Member] | Noninterest Bearing Note [Member]
Notes Payable [Line Items]
Long-Term Debt, Gross						$ 268
LMFA Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 100
Debt instrument, interest rate		7.00%
Line of credit facility, expiration date	Jun. 15, 2024
Loan repaid date		Mar. 24, 2023
LMFA Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period			7.00%
Line of credit facility, interest rate at period end			15.00%
LMFA Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period			15.00%
Line of credit facility, interest rate at period end			18.00%